Trade and Other Payables - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade and other payables [Line Items]
Trade and other current payables	£ 20,970	£ 11,964
Customer return and rebate accruals	£ 3,463	2,778
Discount rate payable stated percentage	7.00%
Reimbursement charges	£ 1,186	1,133
Estimated rebates, discounts or allowances payable to customers [member] | US Pharmaceuticals and vaccines [member]
Disclosure of trade and other payables [Line Items]
Customer return and rebate accruals	2,837	2,218
Associates and joint ventures [member]
Disclosure of trade and other payables [Line Items]
Trade and other current payables	£ 53	£ 36